Dividends - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Feb. 28, 2018 USD ($)	Jan. 16, 2018 USD ($) $ / shares
Dividends [Line Items]
Dividends payable	¥ 3,677		$ 581	$ 20,000
Dividends payable, date of record	Feb. 01, 2018	Feb. 01, 2018
Dividend paid	¥ 122,092	$ 19,294
Ordinary Share
Dividends [Line Items]
Dividend declared, per share				$ 0.83
American Depository Share
Dividends [Line Items]
Dividend declared, per share				$ 0.42